Cover	Dec. 13, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 13, 2023
Entity Registrant Name	Hines Global Income Trust, Inc.
Entity File Number	000-55599
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	80-0947092
Entity Address, Address Line One	2800 Post Oak Boulevard
Entity Address, Address Line Two	Suite 5000
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056-6118
City Area Code	888
Local Phone Number	220-6121
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001585101
Amendment Flag	false